Recently adopted and issued accounting pronouncements	6 Months Ended
Jun. 30, 2012
Recently adopted and issued accounting pronouncements [Abstract]
Recently adopted and issued accounting pronouncements
NOTE 9 - Recently adopted and issued accounting pronouncements

In June 2011, the Financial Accounting Standard Board ("FASB") issued Accounting Standards Update No. 2011-05 ("ASU 2011-05") which amended the comprehensive income presentation guidance. The amendment requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The guidance is effective for interim and annual periods beginning after December 15, 2011. The Company implemented this guidance on January 1, 2012.

On December 16, 2011, the FASB issued ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" an amendment of ASC topic 210 "Balance Sheet." The objective of this ASU is to improve disclosures about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. This ASU is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not expect ASU 2011-11, which relates to disclosure matters only, to have an impact on its consolidated financial position, results of operations or cash flows.